Summarized Financial Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended				11 Months Ended	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011		Oct. 31, 2010	Sep. 29, 2011 NC2 Global LLC	Oct. 31, 2010 NC2 Global LLC
Schedule of Equity Method Investments [Line Items]
Net revenue	$ 704	$ 938	[1]	$ 659	$ 235	$ 63
Net expenses					318	135
Loss before tax expense					(83)	(72)
Net loss	$ (22)	$ (131)	[1]	$ (96)	$ (83)	$ (72)

[1]	Includes amounts for NC2 through September 29, 2011.